Significant non-recurring events and operations	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Disclosure Of Significant Nonrecurring Events And Operations [Text Block]	39 Significant non-recurring events and operations In 2018, in 2017 and 2016, Eni did not report any non-recurring events and operations.